Schedule of Investments
August 31, 2021 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 82.41%

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.20%
Carter's, Inc.	4,800	491,424

Biological Products (No Diagnostic Substances) - 3.75%
Amgen, Inc.	2,320	523,230
Gilead Sciences, Inc.	4,300	312,954

		836,184

BioTech & Pharma - 0.42%
Sanofi SA (2)	1,800	93,204

Computer & Office Equipment - 2.06%
HP, Inc.	15,420	458,591

Crude Petroleum & Natural Gas - 2.18%
Royal Dutch Shell PLC Class B	12,200	485,072

Fire, Marine & Casualty Insurance - 2.43%
Allstate Corp.	4,005	541,796

Footwear (No Rubber) - 2.02%
Steven Madden Ltd.	11,100	449,217

Gold and Silver Ores - 2.01%
Newmont Corp.	7,708	446,987

Household Furniture - 0.94%
Kimball International, Inc. Class B	16,800	209,496

Leather & Leather Products- 0.90%
Tapestry, Inc. (2)	5,000	201,600

Life Insurance - 1.19%
Reinsurance Group of America, Inc.	2,290	265,228

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.58%
Kontoor Brands, Inc.	2,400	129,504

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.57%
Energizer Holdings, Inc.	8,910	350,519

Motor Vehicle Parts & Accessories - 3.53%
Gentex Corp.	16,920	521,136
Magna International, Inc. Class A	3,370	265,927

		787,063

National Commercial Banks - 4.65%
Bank of America Corp.	7,470	311,873
Capital One Financial Corp.	3,160	524,465
Regions Financial Corp.	9,850	201,235

		1,037,573

Office Furniture - 2.46%
Herman Miller, Inc.	13,050	548,491

Petroleum Refining - 2.12%
Valero Energy Corp.	7,130	472,790

Pharmaceutical Preparations - 9.85%
Bristol Myers Squibb Co.	7,640	510,810
GlaxoSmithKline PLC ADR	15,580	634,729
Prestige Consumer Healthcare, Inc. (2)	10,715	614,934
Roche Holding AG ADR (2)	8,680	435,910

		2,196,383

Retail-Catalog & Mail-Order Houses - 0.97%
Amazon.com, Inc. (2)	62	215,189

Retail-Furniture Stores - 0.59%
Haverty Furniture Companies, Inc.	3,700	131,831

Retail-Shoe Stores - 1.39%
Genesco, Inc.	5,000	310,150

Security Brokers, Dealers & Flotation Companies - 3.28%
The Charles Schwab Corp.	10,040	731,414

Semiconductors & Related Devices - 1.83%
Intel Corp.	7,550	408,153

Services-Business Services, NEC - 1.60%
Ebay, Inc.	4,640	356,074

Services-Computer Programming, Data Processing, Etc. - 8.29%
Alphabet, Inc. Class A (2)	1,185	449,565
Facebook, Inc. Class A (2)	483	1,397,778

		1,847,343

Services-Help Supply Services - 1.90%
Barrett Business Services, Inc.	5,465	423,538

Services-Medical Laboratories - 2.26%
Quest Diagnostics, Inc.	3,300	504,339

Ship & Boat Building & Repairing - 1.37%
Huntington Ingalls Industries, Inc.	1,500	306,255

State Commercial Banks - 7.26%
Atlantic Union Bankshares Corp.	19,191	710,067
Bank of New York Mellon Corp.	16,430	907,265

		1,617,332

Telephone Communications (No Radiotelephone) - 1.58%
Verizon Communications, Inc.	6,400	352,000

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.23%
AmerisourceBergen Corp.	4,940	603,717
McKesson Corp.	2,750	561,385

		1,165,102

Total Common Stock	(Cost $ 13,627,278)	18,369,842

Money Market Fund - 17.36%

First American Government Obligations Fund Class X, 0.06%	3,868,813	3,868,813

Total Money Market Fund	(Cost $ 3,868,813)	3,868,813

Total Investments - 99.76%	(Cost $ 17,496,091)	22,238,655

Other Assets in Excess of Liabilities (0.24%)		52,856

Total Net Assets - 100.00%		22,291,511

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$22,238,655	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,238,655	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2021.